Expenses by nature (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature
Employee wages, salaries and benefits	$ 27,257,073	$ 21,688,806
Professional fees expense	1,927,512	1,192,156
Contractor Consulting Fees	2,768,516	3,091,714
Hosting and data costs	5,280,774	6,049,104
Insurance	1,820,269	283,536
Public company fees	467,606	490,445
Other	4,271,053	4,406,931
Total expenses by nature	43,792,803	37,202,692
Subsidies offset against employee wages, salaries and benefits
Wage Subsidy (CEWS)		947,576
IRAP	2,149,092	1,386,108
Paycheck protection program (PPP) loan forgiveness		1,816,836
Subsidies which have all been offset against employee wages, salaries and benefits	$ 2,149,092	$ 4,152,540